Income Tax Expense/(Credit) - Components of Income Tax Benefits/(Expenses) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Hong Kong profits tax
Charge for the year	$ 96,708,600	$ 69,585,469	$ 43,127,820
Overprovision in prior year	(143,606)	0	(2,359,495)
Deferred tax	(242,913,577)	79,556,400	33,148,500
The People's Republic of China withholding tax charge for the year	8,807,816	9,207,649	9,922,772
Income tax expense/(credit)	$ (137,540,767)	$ 158,349,518	$ 83,839,597